CONCENTRATION OF CREDIT RISK - Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
CONCENTRATION OF CREDIT RISK
Accounts receivable, net	¥ 313,502	$ 45,454	¥ 352,324
Customer C | Accounts receivable
CONCENTRATION OF CREDIT RISK
Accounts receivable, net	41,574
Customer D | Accounts receivable
CONCENTRATION OF CREDIT RISK
Accounts receivable, net	¥ 33,150
Customer E | Accounts receivable
CONCENTRATION OF CREDIT RISK
Accounts receivable, net			80,101
Customer F | Accounts receivable
CONCENTRATION OF CREDIT RISK
Accounts receivable, net			¥ 45,689